UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5227

Name of Fund: Merrill Lynch World Income Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                 Shares                                                  Value
Latin America          Industry*                                   Held   Common Stocks                            (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.0%       Government - Foreign - 0.0%                3,000   Venezuela Oil Obligations (g)                $      60,000
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Latin America - 0.0%         60,000
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.3%          Paper - 0.3%                              80,642   Western Forest Products, Inc. (g)                  483,245
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Canada                      483,245
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.2%   Energy - Other - 0.2%                     18,720   Trico Marine Services, Inc. (g)                    397,800
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications - 0.0%                      1   PTV, Inc. (g)                                          500
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United States           398,300
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in North America - 0.5%        881,545
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Common Stocks
                                                                          (Cost - $1,753,306) - 0.5%                         941,545
------------------------------------------------------------------------------------------------------------------------------------
North America                                                             Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.5%   Automotive - 0.5%                         40,000   General Motors Corp. Series C, 6.25% (g)(h)        832,000
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications - 0.0%                 29,543   PTV, Inc. Series A, 10% (g)                        103,401
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Preferred Stocks
                                                                          (Cost - $1,982,122) - 0.5%                         935,401
------------------------------------------------------------------------------------------------------------------------------------
North America                                                             Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%   Health Care - 0.0%                        14,085   HealthSouth Corp. (expires 1/23/2014)               35,213
                       -------------------------------------------------------------------------------------------------------------
                       Wireless Communications - 0.0%               225   American Tower Corp. (expires 8/01/2008)            50,400
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Warrants
                                                                          (Cost - $14,638) - 0.0%                             85,613
------------------------------------------------------------------------------------------------------------------------------------

                                                                   Face
Africa                                                           Amount   Fixed Income Investments
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 1.0%    Government - Foreign -          ZAR   11,000,000   South Africa Government International Bond
                       1.0%                                               Series R152, 12% due 2/28/2006                   1,836,176
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in
                                                                          Africa - 1.0%                                    1,836,176
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Face                                                  Value
Europe                 Industry*                                 Amount   Fixed Income Securities                  (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.6%         Government - Foreign - 0.6%     DKK    5,800,000   Denmark Government International Bond, 4%
                                                                          due 11/15/2010                               $   1,054,045
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Denmark        1,054,045
------------------------------------------------------------------------------------------------------------------------------------
Germany - 8.4%         Cable - International -         EUR    1,000,000   Kabel Deutschland GmbH, 10.75%
                       0.9%                                               due 7/01/2014                                    1,497,843
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign -                 2,500,000   Bundesobligation Series 142, 3%
                       7.1%                                               due 4/11/2008                                    3,274,586
                                                              2,000,000   Bundesschatzanweisungen, 2% due 6/17/2005        2,598,804
                                                                          Deutsche Bundesrepubik:
                                                              2,000,000       4.75% due 7/04/2034                          2,877,740
                                                              3,000,000       Series 03, 4.50% due 1/04/2013               4,185,235
                                                                                                                       -------------
                                                                                                                          12,936,365
                       -------------------------------------------------------------------------------------------------------------
                       Housing Furniture &                      575,000   Grohe Holding GmbH, 8.625%
                       Appliances - 0.4%                                  due 10/01/2014 (c)                                 765,979
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Germany       15,200,187
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.8%          Government - Foreign -                 1,000,000   Hellenic Republic Government International
                       0.8%                                               Bond, 6.30% due 1/29/2009                        1,453,899
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Greece         1,453,899
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.5%         Paper - 0.5%                             725,000   Jefferson Smurfit Group Plc, 11.50%
                                                                          due 10/01/2015                                     890,420
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Ireland          890,420
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.7%      Aerospace & Defense - 0.7%             1,075,000   Aero Invest 1 SA, 10.635% due 3/01/2015          1,337,742
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in
                                                                          Luxembourg                                       1,337,742
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.1%     Cable - U.S. - 0.1%             USD      250,000   New Skies Satellites NV, 9.125%
                                                                          due 11/01/2012 (c)                                 255,000
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in the
                                                                          Netherlands                                        255,000
------------------------------------------------------------------------------------------------------------------------------------
Norway - 3.0%          Government - Foreign -                             Norway Government International Bond:
                       3.0%                            NOK   18,000,000       6.50% due 5/15/2013                          3,353,181
                                                             12,300,000       5% due 5/15/2015                             2,096,199
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Norway         5,449,380
------------------------------------------------------------------------------------------------------------------------------------
Poland - 0.9%          Government - Foreign -          PLN    5,000,000   Poland Government International Bond, 5.75%
                       0.9%                                               due 6/24/2008                                    1,602,512
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Poland         1,602,512
------------------------------------------------------------------------------------------------------------------------------------
Russia - 6.0%          Energy - Other - 2.3%           USD      500,000   Gazprom International SA, 7.201%
                                                                          due 2/01/2020 (c)                                  510,000
                                                              1,000,000   Gazprom, 9.625% due 3/01/2013                    1,140,800
                                                                500,000   OAO Gazprom, 9.625% due 3/01/2013 (c)              571,250
                                                       RUB   56,197,502   OJSC Gazprom, 8.11% due 1/19/2007                1,979,794
                                                                                                                       -------------
                                                                                                                           4,201,844

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Face                                                  Value
                       Industry*                                 Amount   Fixed Income Investments                 (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                       Government - Foreign -                             Russia Government International Bond:
                       1.5%                            USD      300,000        8.25% due 3/31/2010                     $     323,130
                                                              1,700,000        11% due 7/24/2018, (Regulation S) +         2,349,570
                                                                                                                       -------------
                                                                                                                           2,672,700
                       -------------------------------------------------------------------------------------------------------------
                       Special Purpose Vehicle -                          Aries Vermoegensverwaltungs GmbH:
                       2.2%                                   1,000,000       9.60% due 10/25/2014                         1,203,200
                                                              2,250,000       9.60% due 10/25/2014 (c)                     2,705,625
                                                                                                                       -------------
                                                                                                                           3,908,825
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Russia        10,783,369
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.8%           Government - Foreign - 0.8%     EUR    1,000,000   Spain Government International Bond, 4.20%
                                                                          due 7/30/2013                                    1,363,827
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Spain          1,363,827
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.0%          Government - Foreign -          SEK   11,900,000   Sweden Government International Bond Series
                       1.0%                                                1040, 6.50% due 5/05/2008                       1,874,074
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Sweden         1,874,074
------------------------------------------------------------------------------------------------------------------------------------
Turkey - 5.1%          Government - Foreign -                             Turkey Government International Bond:
                       5.1%                            TRY    2,750,000       20% due 10/17/2007                           2,132,782
                                                       EUR      750,000       9.875% due 1/24/2008                         1,106,324
                                                       TRY    2,500,000       15% due 2/10/2010                            1,809,832
                                                              1,000,000       9.50% due 1/18/2011                          1,581,020
                                                       USD      650,000       11% due 1/14/2013                              786,500
                                                              1,400,000       11.875% due 1/15/2030                        1,858,500
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Turkey         9,274,958
------------------------------------------------------------------------------------------------------------------------------------
Ukraine - 1.5%         Cellular - 0.0%                          250,000   Dresdner Bank AG for Kyivstar GSM, 10.375%
                                                                          due 8/17/2009 (c)                                  275,000
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign - 1.5%                        Ukraine Government International Bond:
                                                       UAH    5,070,000       11.20% due 1/04/2006                         1,025,728
                                                       EUR      177,341       10% due 3/15/2007                              250,072
                                                       USD    1,000,000       7.65% due 6/11/2013 (c)                      1,070,000
                                                                                                                       -------------
                                                                                                                           2,345,800
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in the
                                                                          Ukraine                                          2,620,800
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -       Cable - International -         GBP    1,500,000   NTL Cable Plc, 9.75% due 4/15/2014 (c)           2,919,446
8.7%                   1.6%
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign -                             United Kingdom Gilt:
                       6.2%                                   2,000,000       8.50% due 12/07/2005                         3,878,132
                                                              2,000,000       5% due 3/07/2012                             3,849,512
                                                              1,769,000       5% due 9/07/2014                             3,421,272
                                                                                                                       -------------
                                                                                                                          11,148,916
                       -------------------------------------------------------------------------------------------------------------
                       Hybrid - 0.5%                   GBP      450,000   WRG Acquisitions Plc, 8.489%
                                                                          due 12/15/2011 (b)(c)                              865,205
                       -------------------------------------------------------------------------------------------------------------
                       Manufacturing - 0.4%            USD      750,000   Invensys Plc, 9.875% due 3/15/2011 (c)             763,125
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in the
                                                                          United Kingdom                                  15,696,692
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in
                                                                          Europe - 38.1%                                  68,856,905
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Face                                                  Value
Latin America          Industry*                                 Amount   Fixed Income Investments                 (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Argentina - 1.8%       Government - Foreign -          ARS      800,000   Argentina Bonos, 2% due 9/30/2008            $     307,087
                       1.2%                                               Argentina Government International Bond:
                                                              1,950,000       1.98% due 8/03/2012                          1,634,084
                                                       USD      530,000       Series 2031, 12% due 6/19/2031 (f)             159,000
                                                                                                                       -------------
                                                                                                                           2,100,171
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications - 0.6%       ARS    3,000,000   Telefonica De Argentina, 8.25% due 10/28/2005    1,062,901
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Argentina      3,163,072
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 7.7%          Broadcasting - 1.2%                                Globo Comunicacoes e Participacoes SAN (f):
                                                       USD      900,000       10.50% due 12/20/2006                          900,000
                                                              1,350,000       10.50% due 12/20/2006 (c)                    1,350,000
                                                                                                                       -------------
                                                                                                                           2,250,000
                       -------------------------------------------------------------------------------------------------------------
                       Cable - International - 0.6%           1,000,000   Empresa Brasileira de Telecom SA Series B,
                                                                          11% due 12/15/2008                               1,105,000
                       -------------------------------------------------------------------------------------------------------------
                       Financial - 0.8%                BRL    3,500,000   Banco Bradesco SA, 17.50% due 12/10/2007         1,346,154
                       -------------------------------------------------------------------------------------------------------------
                       Food & Tobacco - 0.1%           USD      250,000   Cosan SA Industria e Comercio, 9%
                                                                          due 11/01/2009 (c)                                 241,250
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign -                             Brazilian Government International Bond:
                       4.1%                                     400,000       14.50% due 10/15/2009                          502,400
                                                                750,000       9.25% due 10/22/2010                           787,500
                                                       EUR    1,750,000       9.50% due 1/24/2011                          2,513,191
                                                       USD    1,000,000       10.50% due 7/14/2014                         1,100,000
                                                                529,212       Series 20YR, 8% due 4/15/2014 (b)+             523,920
                                                       JPY  200,000,000   Federal Republic of Brazil, 4.75%
                                                                          due 4/10/2007                                    1,917,913
                                                                                                                       -------------
                                                                                                                           7,344,924
                       -------------------------------------------------------------------------------------------------------------
                       Steel - 0.9%                    USD    1,600,000   CSN Islands VIII Corp., 10%
                                                                          due 1/15/2015 (c)                                1,648,000
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Brazil        13,935,328
------------------------------------------------------------------------------------------------------------------------------------
Colombia - 1.1%        Consumer Non-Durables - 0.6%           1,000,000   Bavaria SA, 8.875% due 11/01/2010 (c)            1,090,000
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign -                             Colombia Government International Bond:
                       0.5%                            EUR      350,000       11.25% due 10/20/2005                          472,389
                                                       USD      400,000       10.75% due 1/15/2013                           447,000
                                                                                                                       -------------
                                                                                                                             919,389
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Colombia       2,009,389
------------------------------------------------------------------------------------------------------------------------------------
Ecuador - 0.9%         Government - Foreign - 0.9%            1,975,000   Ecuador Government International Bond, 8%
                                                                          due 8/15/2030 (c)                                1,767,625
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Ecuador        1,767,625
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 2.1%          Energy - Other - 0.4%           EUR      500,000   Pemex Project Funding Master Trust, 7.75%
                                                                          due 8/02/2007                                      710,452
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign -          MXN    9,925,000   Mexico Government International Bond, 9%
                       1.7%                                               due 7/09/2009                                      916,785
                                                       EUR    1,500,000   United Mexican States, 7.50% due 3/08/2010       2,226,450
                                                                                                                       -------------
                                                                                                                           3,143,235
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Mexico         3,853,687
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Face                                                Value
                       Industry*                                 Amount   Fixed Income Securities                  (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Uruguay - 0.3%         Government - Foreign - 0.3%     UYU   13,900,000   Uruguay Government International Bond,
                                                                          17.75% due 2/04/2006                         $     570,248
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Uruguay          570,248
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 3.2%       Government - Foreign -                             Venezuela Government International Bond:
                       2.6%                            EUR      400,000       11.125% due 7/25/2011                          621,231
                                                       USD    1,315,000       8.50% due 10/08/2014 +                       1,295,275
                                                              2,285,000       9.25% due 9/15/2027                          2,269,005
                                                                500,000       9.375% due 1/13/2034                           495,000
                                                                                                                       -------------
                                                                                                                           4,680,511
                       -------------------------------------------------------------------------------------------------------------
                       Utility - 0.6%                         1,000,000   Electricidad de Caracas Finance BV, 10.25%
                                                                          due 10/15/2014 (c)                               1,022,500
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Venezuela      5,703,011
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Latin
                                                                          America - 17.1%                                 31,002,360
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 2.0%         Cable - U.S. - 1.5%                                Intelsat Bermuda Ltd. (c):
                                                                900,000       7.794% due 1/15/2012 (b)                       913,500
                                                                700,000       8.25% due 1/15/2013                            707,000
                                                              1,000,000       8.625% due 1/15/2015                         1,020,000
                                                                                                                       -------------
                                                                                                                           2,640,500
                       -------------------------------------------------------------------------------------------------------------
                       Energy - Other - 0.5%                    975,000   Titan Petrochemicals Group Ltd., 8.50%
                                                                          due 3/18/2012 (c)                                  911,625
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investements in Bermuda       3,552,125
------------------------------------------------------------------------------------------------------------------------------------
Canada - 4.0%          Cable - International - 0.0%             500,000   Cable Satisfaction International, 12.75%
                                                                          due 3/01/2010 (f)(h)                                70,625
                       -------------------------------------------------------------------------------------------------------------
                       Financial - 0.5%                         900,000   Fairfax Financial Holdings Ltd., 7.75%
                                                                          due 4/26/2012                                      868,500
                       -------------------------------------------------------------------------------------------------------------
                       Government - Foreign -                             Canadian Government International Bond:
                       2.0%                            CAD    2,200,000       4.50% due 9/01/2007                          1,866,959
                                                              2,000,000       5.25% due 6/01/2012                          1,763,293
                                                                                                                       -------------
                                                                                                                           3,630,252
                       -------------------------------------------------------------------------------------------------------------
                       Metal - Other - 0.5%            USD      850,000   Novelis, Inc., 7.25% due 2/15/2015 (c)             833,000
                       -------------------------------------------------------------------------------------------------------------
                       Paper - 0.8%                             400,000   Ainsworth Lumber Co. Ltd., 7.25%
                                                                          due 10/01/2012 (c)                                 392,000
                                                                894,000   Western Forest Products, Inc., 15%
                                                                          due 7/28/2009 (a)(c)                               945,220
                                                                                                                       -------------
                                                                                                                           1,337,220
                       -------------------------------------------------------------------------------------------------------------
                       Retail - 0.2%                            450,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014        437,062
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Canada         7,176,659
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Face                                                  Value
                       Industry*                                 Amount         Fixed Income Securities            (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
United States - 26.8%  Aerospace & Defense - 0.1%      USD      250,000   Standard Aero Holdings, Inc., 8.25%
                                                                          due 9/01/2014 (c)                            $     258,750
                       -------------------------------------------------------------------------------------------------------------
                       Airlines - 0.4%                          200,000   American Airlines, Inc. Series 2001-2,
                                                                          7.80% due 4/01/2008                                183,111
                                                                 71,201   Continental Airlines, Inc. Series 1998-1-C,
                                                                          6.541% due 9/15/2009                                65,396
                                                              1,025,000   Delta Air Lines, Inc., 7.90% due 12/15/2009        394,625
                                                                100,000   Evergreen International Aviation, Inc., 12%
                                                                          due 5/15/2010                                       75,000
                                                                                                                       -------------
                                                                                                                             718,132
                       -------------------------------------------------------------------------------------------------------------
                       Automotive - 2.7%                        500,000   Advanced Accessory Holdings Corp., 13.25%**
                                                                          due 12/15/2011                                     150,000
                                                                          American Tire Distributors, Inc. (c):
                                                              1,150,000       9.343% due 4/01/2012 (b)                     1,138,500
                                                                775,000       10.75% due 4/01/2013                           759,500
                                                                825,000   Cooper Standard Auto, 8.375%
                                                                          due 12/15/2014 (c)                                 670,313
                                                              1,000,000   Exide Technologies, 10.50%
                                                                          due 3/15/2013 (c)                                  955,000
                                                              1,000,000   Metaldyne Corp., 11% due 6/15/2012                 810,000
                                                                500,000   Tenneco Automotive, Inc., 8.625%
                                                                          due 11/15/2014 (c)                                 486,250
                                                                                                                       -------------
                                                                                                                           4,969,563
                       -------------------------------------------------------------------------------------------------------------
                       Broadcasting - 1.1%                    1,025,000   Granite Broadcasting Corp., 9.75%
                                                                          due 12/01/2010                                     953,250
                                                              1,175,000   Paxson Communications Corp., 12.26%**
                                                                          due 1/15/2009                                    1,092,750
                                                                                                                       -------------
                                                                                                                           2,046,000
                       -------------------------------------------------------------------------------------------------------------
                       Cable - U.S. - 1.3%                      575,000   Adelphia Communications Corp., 6%
                                                                          due 2/15/2006 (f)(h)                                40,250
                                                                800,000   Charter Communications, Inc., 5.875%
                                                                          due 11/16/2009 (c)(h)                              689,000
                                                                500,000   PanAmSat Corp., 9% due 8/15/2014                   527,500
                                                                 50,000   Rainbow National Services LLC, 10.375%
                                                                          due 9/01/2014 (c)                                   55,875
                                                       EUR      625,000   WDAC Subsidiary Corp., 8.50% due 12/01/2014        774,711
                                                       USD      500,000   Zeus Special Subsidiary Ltd., 9.25%**
                                                                          due 2/01/2015 (c)                                  316,250
                                                                                                                       -------------
                                                                                                                           2,403,586
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 1.5%                       1,175,000   Omnova Solutions, Inc., 11.25% due 6/01/2010     1,227,875
                                                                250,000   PQ Corp., 7.50% due 2/15/2013 (c)                  246,250
                                                                          PolyOne Corp.:
                                                                225,000       10.625% due 5/15/2010                          249,750
                                                                375,000       8.875% due 5/01/2012                           401,250
                                                       EUR      500,000   Rockwood Specialties Group, Inc., 7.625%
                                                                          due 11/15/2014 (c)                                 657,946
                                                                                                                       -------------
                                                                                                                           2,783,071
                       -------------------------------------------------------------------------------------------------------------
                       Consumer - Durables - 0.5%      USD    1,375,000   Simmons Bedding Co., 10.213%**
                                                                          due 12/15/2014 (c)                                 859,375
                       -------------------------------------------------------------------------------------------------------------
                       Consumer Non-Durables - 0.5%           1,000,000   Levi Strauss & Co., 7.73%
                                                                          due 4/01/2012 (b)(c)                               982,500
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Media - 0.8%               1,000,000   Primedia, Inc., 7.625% due 4/01/2008             1,005,000
                                                                          Universal City Florida Holding Co. (c):
                                                                250,000       7.493% due 5/01/2010 (b)                       258,750
                                                                250,000       8.375% due 5/01/2010                           255,000
                                                                                                                       -------------
                                                                                                                           1,518,750

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Face                                                  Value
                       Industry*                                 Amount   Fixed Income Securities                  (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                       Energy - Other - 1.0%           USD      475,000   Aventine Renewable Energy Holdings, Inc.,
                                                                          9.01%  due 12/15/2011 (b)(c)                     $ 482,125
                                                                550,000   Star Gas Partners LP, 10.25% due 2/15/2013         508,750
                                                                800,000   Suburban Propane Partners, LP, 6.875%
                                                                          due 12/15/2013 (c)                                 788,000
                                                                                                                       -------------
                                                                                                                           1,778,875
                       -------------------------------------------------------------------------------------------------------------
                       Financial - 0.5%                         850,000   Refco Finance Holdings LLC, 9%
                                                                          due 8/01/2012 (c)                                  901,000
                       -------------------------------------------------------------------------------------------------------------
                       Food & Tobacco - 3.4%                    325,000   AmeriQual Group LLC, 9% due 4/01/2012 (c)          328,250
                                                              1,075,000   Commonwealth Brands, Inc., 10.625%
                                                                          due 9/01/2008 (c)                                1,150,250
                                                                250,000   Del Monte Corp., 6.75% due 2/15/2015 (c)           243,750
                                                                800,000   Dole Food Co., Inc., 8.875% due 3/15/2011          860,000
                                                              1,636,000   Duane Read Inc., 9.75% due 8/01/2011             1,439,680
                                                              1,100,000   Landry's Restaurants, Inc., 7.50%
                                                                          due 12/15/2014 (c)                               1,067,000
                                                                575,000   Mrs. Fields Famous Brands, LLC, 11.50%
                                                                          due 3/15/2011                                      575,000
                                                              1,525,000   Tabletop Holdings, Inc., 13.72%**
                                                                          due 5/15/2014 (c)                                  533,750
                                                                                                                       -------------
                                                                                                                           6,197,680
                       -------------------------------------------------------------------------------------------------------------
                       Gaming - 0.4%                            775,000   Majestic Star Casino LLC, 9.50%
                                                                          due 10/15/2010                                     810,844
                       -------------------------------------------------------------------------------------------------------------
                       Health Care - 1.6%                       500,000   HealthSouth Corp. Term Loan A,
                                                                          due 1/16/2011 (i)                                  547,500
                                                                600,000   Select Medical Corp., 7.625%
                                                                          due 2/01/2015 (c)                                  600,000
                                                                575,000   Team Health, Inc., 9% due 4/01/2012                562,063
                                                                825,000   US Oncology, Inc., 10.75% due 8/15/2014 (c)        907,500
                                                                350,000   Vanguard Health Holding Co. II LLC, 9%
                                                                          due 10/01/2014                                     368,375
                                                                                                                       -------------
                                                                                                                           2,985,438
                       -------------------------------------------------------------------------------------------------------------
                       Housing - 0.9%                           400,000   Building Materials Corp. of America, 7.75%
                                                                          due 8/01/2014                                      400,000
                                                                650,000   Goodman Global Holding Co., Inc., 7.875%
                                                                          due 12/15/2012 (c)                                 594,750
                                                                575,000   Nortek, Inc., 8.50% due 9/01/2014                  554,875
                                                                                                                       -------------
                                                                                                                           1,549,625
                       -------------------------------------------------------------------------------------------------------------
                       Information Technology -               1,030,000   Advanced Micro Devices, Inc., 7.75%
                       1.5%                                               due 11/01/2012 (c)                               1,011,975
                                                                          Amkor Technology, Inc.:
                                                                750,000       10.50% due 5/01/2009                           671,250
                                                                600,000       7.125% due 3/15/2011                           505,500
                                                                400,000   Telcordia Technologies Inc., 10%
                                                                          due 3/15/2013 (c)                                  397,000
                                                                                                                       -------------
                                                                                                                           2,585,725
                       -------------------------------------------------------------------------------------------------------------
                       Manufacturing - 2.4%                     900,000   Altra Industrial Motion, Inc., 9%
                                                                          due 12/01/2011 (c)                                 891,000
                                                                675,000   Eagle-Picher Industries, Inc., 9.75%
                                                                          due 9/01/2013                                      432,000
                                                                575,000   Mueller Group, Inc., 10% due 5/01/2012             621,000
                                                              1,050,000   Propex Fabrics, Inc., 10% due 12/01/2012         1,039,500
                                                              1,300,000   Superior Essex Communications LLC, 9%
                                                                          due 4/15/2012                                    1,319,500
                                                                                                                       -------------
                                                                                                                           4,303,000
                       -------------------------------------------------------------------------------------------------------------
                       Metal - Other - 0.1%                   1,625,000   Kaiser Aluminum & Chemical, 12.75%
                                                                          due 2/01/2003 (f)                                  255,937
                       -------------------------------------------------------------------------------------------------------------
                       Packaging - 1.4%                                   Graham Packaging Co., Inc. (c):
                                                                250,000       8.50% due 10/15/2012                           250,000
                                                                250,000       9.875% due 10/15/2014                          250,000

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Face                                                  Value
                       Industry*                                 Amount   Fixed Income Securities                  (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Pliant Corp.:
                                                       USD      575,000       11.125% due 9/01/2009                    $     575,000
                                                                175,000       13% due 6/01/2010                              147,875
                                                              1,395,000   Portola Packaging, Inc., 8.25%
                                                                          due 2/01/2012                                    1,046,250
                                                                250,000   US Can Corp., 10.875% due 7/15/2010                262,500
                                                                                                                       -------------
                                                                                                                           2,531,625
                       -------------------------------------------------------------------------------------------------------------
                       Service - 1.5%                           225,000   Allied Waste North America Series B, 7.375%
                                                                          due 4/15/2014                                      203,625
                                                                 75,000   Buhrmann US, Inc., 8.25% due 7/01/2014              77,250
                                                                250,000   HydroChem Industrial Services, Inc., 9.25%
                                                                          due 2/15/2013 (c)                                  245,000
                                                                425,000   Knowledge Learning Corp., Inc., 7.75%
                                                                          due 2/01/2015 (c)                                  410,125
                                                              1,425,000   United Rentals North America, Inc., 7.75%
                                                                          due 11/15/2013                                   1,382,250
                                                                          Williams Scotsman, Inc.:
                                                                125,000       9.875% due 6/01/2007                           124,375
                                                                250,000       10% due 8/15/2008                              267,500
                                                                                                                       -------------
                                                                                                                           2,710,125
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications -                     125,000   LCI International, Inc., 7.25%
                       1.1%                                               due 6/15/2007                                      117,812
                                                                400,000   Terremark Worldwide, Inc., 9%
                                                                          due 6/15/2009 (c)(h)                               368,000
                                                                750,000   Time Warner Telecom Holdings, Inc., 9.25%
                                                                          due 2/15/2014 (c)                                  720,000
                                                                750,000   Time Warner Telecom, Inc., 10.125%
                                                                          due 2/01/2011                                      723,750
                                                                                                                       -------------
                                                                                                                           1,929,562
                       -------------------------------------------------------------------------------------------------------------
                       Utility - 1.0%                           425,000   Calpine Generating Co. LLC, 12.39%
                                                                          due 4/01/2011 (b)                                  405,875
                                                                625,000   Reliant Energy, Inc., 6.75% due 12/15/2014         582,812
                                                                775,000   Texas Genco LLC, 6.875% due 12/15/2014 (c)         776,938
                                                                                                                       -------------
                                                                                                                           1,765,625
                       -------------------------------------------------------------------------------------------------------------
                       Wireless                                 450,000   Centennial Cellular Operating Co. LLC,
                       Communications - 1.1%                              10.125% due 6/15/2013                              497,250
                                                                475,000   Centennial Communications Corp., 8.125%
                                                                          due 2/01/2014                                      486,875
                                                                500,000   Horizon PCS, Inc., 11.375%
                                                                          due 7/15/2012 (c)                                  567,500
                                                                450,000   SBA Communications Corp., 8.50%
                                                                          due 12/01/2012 (c)                                 465,750
                                                                                                                       -------------
                                                                                                                           2,017,375
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in the
                                                                          United States                                   48,862,163
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in North
                                                                          America - 32.8%                                 59,590,947
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 2.1%       Government - Foreign -          AUD    4,590,000   Australia Government International Bond
                       2.1%                                               Series 909, 7.50% due 9/15/2009                  3,802,907
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Australia      3,802,907
------------------------------------------------------------------------------------------------------------------------------------
China - 0.8%           Housing - 0.2%                  USD      500,000   Asia Aluminum Holdings Ltd, 8%
                                                                          due 12/23/2011 (c)                                 480,000
                       -------------------------------------------------------------------------------------------------------------
                       Paper - 0.3%                             500,000   SINO-FOREST Corp., 9.125% due 8/17/2011 (c)        530,625
                       -------------------------------------------------------------------------------------------------------------
                       Utility - 0.3%                           500,000   AES China Generating Co. Ltd., 8.25%
                                                                          due 6/26/2010                                      508,178
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in China          1,518,803
                       -------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Face                                                  Value
                       Industry*                                 Amount   Fixed Income Securities                  (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 1.2%       Government - Foreign - 0.1%     USD      250,000   Indonesia Government International Bond,
                                                                          6.75% due 3/10/2014                          $     248,000
                       -------------------------------------------------------------------------------------------------------------
                       Paper - 0.6%                           1,000,000   Indah Kiat Finance Mauritius, 10%
                                                                          due 7/01/2007 (f)                                  540,000
                                                              1,000,000   Tjiwi Kimia International BV, 13.25%
                                                                          due 8/01/2049 (f)                                  420,000
                                                                                                                       -------------
                                                                                                                             960,000
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications - 0.5%                875,000   Excelcomindo Finance Co. BV, 8%
                                                                          due 1/27/2009 (c)                                  887,031
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in Indonesia      2,095,031
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 3.3%     Government - Foreign -                             New Zealand Government International Bond:
                       3.3%                            NZD    7,600,000       6% due 4/15/2015                             5,340,119
                                                              1,000,000       Series 709, 7% due 7/15/2009                   730,705
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investments in New
                                                                          Zealand                                          6,070,824
------------------------------------------------------------------------------------------------------------------------------------
Philippines - 1.2%     Government - Foreign -                             Philippine Government International Bond:
                       0.9%                            USD      500,000       8.875% due 4/15/2008                           535,000
                                                                250,000       9.875% due 3/16/2010                           275,625
                                                                525,000       10.625% due 3/16/2025                          561,750
                                                                300,000       9.50% due 2/02/2030                            293,250
                                                                                                                       -------------
                                                                                                                           1,665,625
                       -------------------------------------------------------------------------------------------------------------
                       Telecommunications - 0.3%                500,000   Globe Telecom, Inc., 9.75% due 4/15/2012           543,750
                       -------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Investment in the
                                                                          Philippines                                      2,209,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Fixed Income Securities in the
                                                                          Pacific Basin/Asia - 8.6%                       15,696,940
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Fixed Income
                                                                          Securities (Cost - $170,049,571) - 97.6%       176,983,328
------------------------------------------------------------------------------------------------------------------------------------

                                                             Beneficial
North America                                                  Interest   Other Interests (e)
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.3%   Airlines - 0.3%                 USD    1,984,626   US Airways Group, Inc. - Certificate of
                                                                          Beneficial Interest                                555,695
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Total Investments in Other Interests
                                                                          (Cost - $535,849) - 0.3%                           555,695
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $174,335,486***) - 98.9%               179,501,582

                                                                          Other Assets Less Liabilities - 1.1%             2,060,301
                                                                                                                       -------------
                                                                          Net Assets - 100.0%                          $ 181,561,883
                                                                                                                       =============

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
*** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                           $    174,395,773
                                                               ================
      Gross unrealized appreciation                            $     11,478,408
      Gross unrealized depreciation                                  (6,372,599)
                                                               ----------------
      Net unrealized appreciation                              $      5,105,809
                                                               ================

+ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b)   Floating rate note.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(g)   Non-income producing security.
(h)   Convertible Security.
(i) Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. Floating rate Corporate Loans represent 0.3% of the Fund's net assets.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -----------------------------------------------------------------------------------------
      Affiliate                                                  Net Activity   Interest Income
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I        --            $ 6,572
      -----------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

      Forward foreign exchange contracts as of March 31, 2005 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign                                                      Appreciation
      Currency Purchased                     Settlement Date      (Depreciation)
      --------------------------------------------------------------------------
      EUR                    3,000,000            April 2005       $      1,290
      JPY                    471,984,000          April 2005           (100,376)
      PLN                    13,339,000           April 2005           (151,979)
      TWD                    31,650,000           April 2005            (29,958)
      EUR                    1,567,914              May 2005            (49,139)
      HUF                    401,440,000            May 2005            100,505
      JPY                    1,641,492,500          May 2005             44,519
      KRW                    2,156,000,000          May 2005            121,821
      MYR                    7,500,000              May 2005            (25,905)
      RUB                    28,220,000             May 2005             11,563
      RUB                    28,600,000            June 2005            (16,906)
      JPY                    202,977,654         August 2005           (118,720)
      THB                    38,440,000          August 2005            (16,461)
      PHP                    113,260,000      September 2005            (57,411)
      SGD                    6,496,000         November 2005            (25,842)
      THB                    80,180,000        November 2005             53,418
      TWD                    63,840,000        November 2005             69,269
      --------------------------------------------------------------------------
      Total USD Commitment - $52,480,570                           $   (190,312)
                                                                   ------------

      --------------------------------------------------------------------------

      Foreign                                                       Unrealized
      Currency Sold                          Settlement Date       Appreciation
      --------------------------------------------------------------------------
      EUR                    1,951,313            April 2005       $     19,743
      EUR                    2,481,961              May 2005             18,011
      NZD                    2,850,009           August 2005             31,724
      --------------------------------------------------------------------------
      Total USD Commitment - $7,842,231                            $     69,478
                                                                   ------------

      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net                                              $   (120,834)
                                                                   ============

      Currency Abbreviations

      ARS          Argentine Peso
      AUD          Australian Dollar
      BRL          Brazilian Real
      CAD          Canadian Dollar
      DKK          Danish Krone
      EUR          Euro
      GBP          British Pound
      HUF          Hungary Forint
      JPY          Japanese Yen
      KRW          South Korean Won
      MYR          Malaysian Ringgit
      MXN          Mexican Peso
      NOK          Norwegian Krone
      NZD          New Zealand Dollar
      PHP          Philippines Peso
      PLN          Polish Zloty
      RUB          Russian Ruble
      SEK          Swedish Krona
      SGD          Singapore Dollar
      THB          Thai Baht
      TRY          Turkish Lira
      TWD          Taiwan Dollar
      UAH          Ukrainian Hryvnia
      USD          U.S. Dollar
      UYU          Uruguayan Peso
      ZAR          South African Rand

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

      Financial futures contracts sold as of March 31, 2005 were as follows:

      ----------------------------------------------------------------------------
      Number of                              Expiration                Unrealized
      Contracts           Issue                Date      Face Value   Appreciation
      ----------------------------------------------------------------------------
         70      10-Year U.S. Treasury Note   June 2005  $ 7,695,789    $ 47,195
      ----------------------------------------------------------------------------

      Swaps outstanding as of March 31, 2005 were as follows:

      ------------------------------------------------------------------------------------
                                                                              Unrealized
                                                                 Notional    Appreciation
                                                                  Amount    (Depreciation)
      ------------------------------------------------------------------------------------
      Sold credit default protection on Russia Government
      International Bond and receive 1.02%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2006                                    $ 1,000,000    $      3,736

      Sold credit default protection on Brazilian Government
      International Bond and receive 1.65%

      Broker, JPMorgan Chase Bank
      Expires March 2007                                       $ 1,000,000          (9,166)

      Sold credit default protection on Republic of Turkey and receive 1.17%

      Broker, JPMorgan Chase Bank
      Expires March 2007                                       $ 1,000,000           9,238

      Sold credit default protection on Dow Jones CDX
      North America Investment Grade High Volatility Index
      Series 3 and receive 6.25%

      Broker, Deutsche Bank AG London
      Expires December 2009                                    $   500,000         (12,894)

      Sold credit default protection on Dow Jones CDX
      North America Investment Grade High Volatility Index
      Series 3 and receive 6.25%

      Broker, JPMorgan Chase Bank
      Expires December 2009                                    $   500,000         (11,956)
      ------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of March 31, 2005

      ------------------------------------------------------------------------------------
                                                                              Unrealized
                                                                 Notional    Appreciation
                                                                  Amount    (Depreciation)
      ------------------------------------------------------------------------------------
      Sold credit default protection on Dow Jones CDX
      North America Investment Grade High Volatility Index
      Series 3 and receive 2.25%

      Broker, JPMorgan Chase Bank
      Expires December 2009                                    $   500,000    $      9,402

      Sold credit default protection on Dow Jones CDX
      North America Investment Grade High Volatility Index
      Series 3 and receive 2.25%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2009                                    $   500,000           9,402
      ------------------------------------------------------------------------------------
      Total                                                                   $     (2,238)
                                                                              ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch World Income Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch World Income Fund, Inc.

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch World Income Fund, Inc.

Date: May 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch World Income Fund, Inc.

Date: May 23, 2005